SHARE BASED COMPENSATION (2006 Share Incentive Plan, Summary of Restricted Share Units Activity) (Details) (2006 Share Incentive Plan [Member], Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012 years
2006 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Number of Shares [Abstract]
Outstanding, beginning balance	0
Granted	1,055,940
Exercised	0
Forfeited	(88,666)
Cancelled	0
Outstanding, ending balance	967,274
Vested and exercisable, ending balance	0
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance	$ 0
Granted	$ 13.4705
Exercised	$ 0
Forfeited	$ 13.4552
Cancelled	$ 0
Outstanding, ending balance	$ 13.4510
Vested and exercisable, ending balance	$ 0
Weighted Average Remaining Contractual Life (years) [Abstract]
Outstanding, beginning balance	0
Outstanding, ending balance	4.26